Subsequent Event - Additional Information (Detail) (Revolving Credit Agreement [Member], Wells Fargo [Member], Subsequent Event [Member], USD $)	0 Months Ended
	Jul. 08, 2014 Redetermination	Aug. 12, 2014	Aug. 06, 2014	Jul. 08, 2014
Subsequent Event [Line Items]
Maximum borrowing capacity				$ 500,000,000
Number of additional redeterminations that may be requested	3
Period of redeterminations	12 months
Current borrowing capacity			110,000,000	110,000,000
Maximum credit amount				55,000,000
Amount outstanding under credit facility		$ 68,000,000	$ 50,000,000
Interest rate term	The outstanding borrowings under the credit agreement bear interest at a rate elected by the Partnership that is equal to an alternative base rate (which is equal to the greatest of the prime rate, the Federal Funds effective rate plus 0.5% and 3-month LIBOR plus 1.0%) or LIBOR, in each case plus the applicable margin.
Minimum [Member]
Subsequent Event [Line Items]
Commitment fee on the unused portion of the borrowing base	0.375%
Maximum [Member]
Subsequent Event [Line Items]
Commitment fee on the unused portion of the borrowing base	0.50%
Federal Funds Rate [Member]
Subsequent Event [Line Items]
Basis spread on variable rate	0.50%
LIBOR, 3-month [Member]
Subsequent Event [Line Items]
Basis spread on variable rate	1.00%
Base Rate [Member] | Minimum [Member]
Subsequent Event [Line Items]
Basis spread on variable rate	0.50%
Base Rate [Member] | Maximum [Member]
Subsequent Event [Line Items]
Basis spread on variable rate	1.50%
LIBOR [Member] | Minimum [Member]
Subsequent Event [Line Items]
Basis spread on variable rate	1.50%
LIBOR [Member] | Maximum [Member]
Subsequent Event [Line Items]
Basis spread on variable rate	2.50%